Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment, net	$ 4,583	$ 4,675
Government grants receivable	214	209
Tax receivables, non-current	425
Leasehold deposits, non-current	165	156
Total non-current assets	5,387	5,040
Current assets
Prepayments and other receivables	3,332	2,791
Government grants receivable, current	115	221
Tax receivables, current	802	789
Cash and cash equivalents	7,118	13,184
Total current assets	11,367	16,985
TOTAL ASSETS	16,754	22,025
EQUITY AND LIABILITIES
Share capital	4,390	3,886
Other reserves	82,402	77,076
Accumulated deficit	(84,257)	(72,659)
Total equity	2,535	8,303
Non-current liabilities
Lease liabilities, non-current	1,946	1,952
Borrowings, non-current	8,076	7,864
Provisions	147	144
Total non-current liabilities	10,169	9,960
Current liabilities
Lease liabilities, current	318	303
Warrant liability	402	573
Borrowings, current	152	136
Trade payables	1,685	2,085
Other payables	1,493	665
Total current liabilities	4,050	3,762
Total liabilities	14,219	13,722
TOTAL EQUITY AND LIABILITIES	$ 16,754	$ 22,025